Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments - Long-Term Incentive Plan 2017 [Member] - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Options [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
Outstanding at January 1		3,170,046	2,146,478
Granted during the year		1,966,666	1,219,074
Forfeited during the year		(136,259)	(36,400)
Exercised during the year		(14,930)	(159,106)
Outstanding at December 31		4,985,523	3,170,046
Exercisable at December 31		4,157,148	2,536,875
Top of range [Member] | WAEP [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
Outstanding at January 1	[1]	3.95	3.59
Granted during the year	[1]	1.98	4.53
Forfeited during the year	[1]	2.22	4.76
Exercised during the year	[1]	1.86	3.35
Outstanding at December 31	[1]	1.97	3.95
Exercisable at December 31	[1]	1.93	3.89
Bottom of range [Member] | WAEP [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of Share-based payments [Line Items]
Outstanding at January 1	[1]	3.49	2.93
Granted during the year		1.88	3.82	[1]
Forfeited during the year		2.11	4.02	[1]
Exercised during the year		1.76	2.83	[1]
Outstanding at December 31		1.84	3.49	[1]
Exercisable at December 31		1.81	3.43	[1]

[1]	Conversion rates used for one €: December 31, 2022 $0.9376, average rate 2022 $0.9489, December 31, 2021 $0.8829, average rate 2021 $0.8449